Document and Entity Information	Jan. 09, 2020
Cover [Abstract]
Entity Registrant Name	Flexion Therapeutics Inc
Amendment Flag	false
Entity Central Index Key	0001419600
Document Type	8-K
Document Period End Date	Jan. 09, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36287
Entity Tax Identification Number	26-1388364
Entity Address, Address Line One	10 Mall Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(781)
Local Phone Number	305-7777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	FLXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false